Dreyfus Institutional Preferred
Government Money Market Fund

Hamilton Shares (Ticker Symbol: DSHXX)

Summary Prospectus
August 1, 2025

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at www.bny.com/literaturecenter. You can also get this information at no cost by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com. The fund's prospectus and statement of additional information, dated August 1, 2025 (each as revised or supplemented), are incorporated by reference into this summary prospectus.

Dreyfus Institutional Preferred Government Money Market Fund
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Hamilton Shares
Management fees		.10
Other expenses:
Shareholder services fees	.05
Miscellaneous other expenses	.00*
Total other expenses		.05
Total annual fund operating expenses		.15
Fee waiver+		(.00)*
Total annual fund operating expenses (after fee waiver)		.15

* Amount represents less than .01%.

+ The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to pay all of the fund's expenses, except management fees, brokerage fees and commissions, if any, fees pursuant to any administration agreement or distribution or service plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. BNY Mellon Investment Adviser, Inc. has further agreed to reduce its fee in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members (in the amount of less than .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example is based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

6542SP0825

	1 Year	3 Years	5 Years	10 Years
Hamilton Shares	$15	$49	$85	$193
Principal Investment Strategy

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Shares of the fund are intended to qualify as eligible investments for federally chartered credit unions. The fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary to ensure that shares of the fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult its legal counsel to determine whether the fund is a permissible investment under the laws applicable to it.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Dreyfus Institutional Preferred Government Money Market Fund - Hamilton Summary	2

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Hamilton shares from year to year. The table shows the average annual total returns of the fund's Hamilton shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Hamilton Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.33 Worst Quarter 2021, Q4: 0.00

The year-to-date total return of the fund's Hamilton shares as of June 30, 2025 was 2.12%.

Average Annual Total Returns (as of 12/31/24)
	1 Year	5 Years	10 Years
Hamilton Shares	5.19%	2.42%	1.69%

Institutions may call toll-free 1-800-373-9387 for the current yield of the fund's Hamilton shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Hamilton shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Hamilton shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Hamilton shares is $100 million with no minimum subsequent investment, unless: (a) the investor has invested at least $100 million in the aggregate among the fund and any of the Preferred Funds, the Cash Management Funds or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $100 million in such funds. You may sell (redeem) your shares on any business day by calling 1-800-373-9387 or through compatible computer systems.

Dreyfus Institutional Preferred Government Money Market Fund - Hamilton Summary	3

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Distributions paid by the fund may include a return of capital. The amount of the fund's distribution, if any, that constitutes a return of capital represents a return of your original investment in fund shares. The portion of any distribution treated as a return of capital will not be subject to tax currently, but will result in a corresponding reduction in your cost basis in the fund's shares. Distributions in excess of your adjusted tax basis in your fund shares are generally treated as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

Dreyfus Institutional Preferred Government Money Market Fund - Hamilton Summary	4

Dreyfus Institutional Preferred
Government Money Market Fund

Institutional Shares (Ticker Symbol: DSVXX)

Summary Prospectus
August 1, 2025

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at www.bny.com/literaturecenter. You can also get this information at no cost by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com. The fund's prospectus and statement of additional information, dated August 1, 2025 (each as revised or supplemented), are incorporated by reference into this summary prospectus.

Dreyfus Institutional Preferred Government Money Market Fund
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management fees	.10
Other expenses	.00*
Total annual fund operating expenses	.10
Fee waiver+	(.00)*
Total annual fund operating expenses (after fee waiver)	.10

* Amount represents less than .01%.

+ The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to pay all of the fund's expenses, except management fees, brokerage fees and commissions, if any, fees pursuant to any administration agreement or distribution or service plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. BNY Mellon Investment Adviser, Inc. has further agreed to reduce its fee in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members (in the amount of less than .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example is based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$10	$32	$57	$129

6546SP0825

Principal Investment Strategy

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and seeks to enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Shares of the fund are intended to qualify as eligible investments for federally chartered credit unions. The fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary to ensure that shares of the fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult its legal counsel to determine whether the fund is a permissible investment under the laws applicable to it.

Principal Risks

An investment in the fund is not a bank account or a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. BNY Mellon Investment Adviser, Inc. and its affiliates are not required to reimburse the fund for losses, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time, including during periods of market stress. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or

Dreyfus Institutional Preferred Government Money Market Fund – Institutional Summary	2

instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Institutional Shares

During the periods shown in the chart: Best Quarter 2023, Q4: 1.34 Worst Quarter 2021, Q4: 0.00

The year-to-date total return of the fund's Institutional shares as of June 30, 2025 was 2.14%.

Average Annual Total Returns (as of 12/31/24)
	1 Year	5 Years	10 Years
Institutional Shares	5.24%	2.45%	1.74%

Institutions may call toll-free 1-800-373-9387 (inside the U.S. only) for the current yield of the fund's Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Institutional shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Institutional shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Institutional shares is $500 million with no minimum subsequent investment, unless: (a) the investor has invested at least $500 million in the aggregate among the fund and any of the Preferred Funds, the Cash Management Funds or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $500 million in such funds. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Dreyfus Institutional Preferred Government Money Market Fund – Institutional Summary	3

Distributions paid by the fund may include a return of capital. The amount of the fund's distribution, if any, that constitutes a return of capital represents a return of your original investment in fund shares. The portion of any distribution treated as a return of capital will not be subject to tax currently, but will result in a corresponding reduction in your cost basis in the fund's shares. Distributions in excess of your adjusted tax basis in your fund shares are generally treated as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

This page has been left intentionally blank.

Dreyfus Institutional Preferred Government Money Market Fund – Institutional Summary	4